Material Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Material Accounting Judgments and Key Sources of Estimation Uncertainty [Abstract]
Material accounting judgments and key sources of estimation uncertainty
4.	Material accounting judgments and key sources of estimation uncertainty

In the application of the Group’s accounting policies, which are described in note 2, management of the Group is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The significant estimates impacting the Group’s consolidated financial statements are as follows:

–	Key assumptions used in the ongoing assessment of goodwill impairment, indefinite useful life brands and other long-lived assets.

The Group annually carries out, and when there are indications of impairment, evaluations to identify possible losses due to impairment in goodwill, brands with indefinite useful life and other long-lived assets, for which key assumptions are used in the calculation of the recovery value (see note 11). For the purposes of these impairment tests, goodwill and brands with an indefinite useful life are assigned to the group of cash-generating units (“CGU”) with respect to which the Group considers that corresponding economic and operational synergies are generated. The recoverable imports of the CGU group have been determined based on calculations of their fair value less disposal costs, which requires the use of significant estimates and judgments. The assumptions most significant are the following:

●	Discount rate based on the weighted average cost of capital (WACC) of the group of CGU.

●	Average revenue growth rate.